Business Combination (Details) ¥ in Thousands			12 Months Ended
	Aug. 31, 2022 CNY (¥)	Jan. 31, 2021 CNY (¥)	Aug. 31, 2023 CNY (¥)	Aug. 31, 2023 USD ($)
Business Combination (Details) [Line Items]
Additional paid in capital			¥ 3,607
Jiangxi Leti Camp Education Technology Co., Ltd. (“Leti”) [Member]
Business Combination (Details) [Line Items]
Total consideration		¥ 26,026
Unpaid years		3 years 3 months
Goodwill			20,874
Intangible assets			9,000
Non-controlling interests			¥ 18,012
Cash consideration	¥ 7,500
Unpaid amount (in Dollars) | $
Jiangxi Leti Camp Education Technology Co., Ltd. (“Leti”) [Member]
Business Combination (Details) [Line Items]
Business acquired equity interest		60.00%